Consolidated Statement of Changes in Stockholders' Equity (Parentheticals) (Predecessor [Member], USD $) In Thousands, unless otherwise specified	10 Months Ended	12 Months Ended
	Oct. 31, 2013	Dec. 31, 2012
Pension and postretirement plans, tax expense (benefit)	$ 10,139	$ (5,415)
Derivatives valuation, tax expense (benefit)	(135)	1,067
Unrealized gain (loss) on available for sale equity securities, tax expense (benefit)	$ 79	$ 101